DundeeWealth Funds

(the “Trust”)

Dynamic Energy Income Fund

Class I Shares (DWEIX)

Class II Shares (DWEJX)

Institutional Shares (DWEKX)

Dynamic U.S. Growth Fund

Class I Shares (DWUGX)

Class II Shares (DWUHX)

Institutional Shares (DWUIX)

(“Dynamic Funds”)

Supplement Dated October 8, 2013 to the Summary Prospectuses and Statutory Prospectus of the Dynamic
Funds, each dated February 1, 2013 and Statement of Additional Information of the Dynamic Funds dated
February 1, 2013 (as revised April 17, 2013)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Important ORGANIZATIONAL ANNOUNCEMENT REGARDING THE DYNAMIC FUNDS

The Board of Trustees of the Trust has approved a name change for the Trust to “Scotia Institutional Funds” effective November 1, 2013. All references contained in the Summary Prospectuses, Statutory Prospectus and Statement of Additional Information to the Trust are amended accordingly.

DundeeWealth US, LP (the “Adviser”) has also changed its name to “Scotia Institutional Investments US, LP” effective November 1, 2013. There will be no changes to the portfolio management of the Dynamic Funds as a result of the name change of the Adviser. All references to the Adviser contained in the Summary Prospectuses, Statutory Prospectus and Statement of Additional Information are amended accordingly.

Effective November 1, 2013, the website for the Dynamic Funds will be www.TheSIFunds.com

Please keep this Supplement with your records.

DundeeWealth Funds

(the “Trust”)

JOHCM Emerging Markets Opportunities Fund

Institutional Shares - JOEMX

Class I Shares - JOEIX

Class II Shares - JOEAX

JOHCM International Select Fund

Class I Shares - JOHIX

Class II Shares - JOHAX

JOHCM Global Equity Fund

Institutional Shares - JOGIX

Class I Shares - JOGEX

Class II Shares

(the “JOHCM Funds”)

Supplement Dated October 8, 2013 to the Summary Prospectuses, Statutory Prospectus and

Statement of Additional Information of the JOHCM Funds dated February 1, 2013 (as revised March 21,
2013) with respect to the JOHCM Emerging Markets Opportunities Fund and JOHCM International Select
Fund and March 21, 2013 with respect to the JOHCM Global Equity Fund

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Important ANNOUNCEMENT REGARDING THE JOHCM FUNDS

The Board of Trustees of the Trust has approved a name change for the Trust to “Scotia Institutional Funds” effective November 1, 2013. All references to the Trust contained in the Summary Prospectuses, Statutory Prospectus and Statement of Additional Information are amended accordingly.

DundeeWealth US, LP (the “Adviser”) has also changed its name to “Scotia Institutional Investments US, LP” effective November 1, 2013. There will be no changes to the portfolio management of the JOHCM Funds as a result of the name change of the Adviser. All references to the Adviser contained in the Summary Prospectuses, Statutory Prospectus and Statement of Additional Information are amended accordingly.

Effective November 1, 2013, the website for the JOHCM Funds will be www.TheSIFunds.com

Please keep this Supplement with your records.

DundeeWealth Funds

(the “Trust”)

Mount Lucas U.S. Focused Equity Fund Class I Shares (Ticker: BMLEX) Class II Shares (“Mount Lucas Fund”)

Supplement Dated October 8, 2013 to the Summary Prospectus, Statutory Prospectus and

Statement of Additional Information of the Mount Lucas Fund each dated February 1, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Important ANNOUNCEMENT REGARDING THE MOUNT LUCAS FUND

The Board of Trustees of the Trust has approved a name change for the Trust to “Scotia Institutional Funds” effective November 1, 2013. All references to the Trust contained in the Summary Prospectus, Statutory Prospectus and Statement of Additional Information are amended accordingly.

DundeeWealth US, LP (the “Adviser”) has also changed its name to “Scotia Institutional Investments US, LP” effective November 1, 2013. There will be no changes to the portfolio management of the Mount Lucas Fund as a result of the name change of the Adviser. All references to the Adviser contained in the Summary Prospectus, Statutory Prospectus and Statement of Additional Information are amended accordingly.

Effective November 1, 2013, the website for the Mount Lucas Fund will be www.TheSIFunds.com

Please keep this Supplement with your records.

DundeeWealth Funds

(the “Trust”)

Smith Group Large Cap Core Growth Fund Class I Shares (Ticker: BSLGX) Class II Shares (the “Smith Fund”)

Supplement Dated October 8, 2013 to the Summary Prospectus, Statutory Prospectus and

Statement of Additional Information of the Smith Fund each dated February 1, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Important ANNOUNCEMENT REGARDING THE SMITH FUND

The Board of Trustees of the Trust has approved a name change for the Trust to “Scotia Institutional Funds” effective November 1, 2013. All references to the Trust contained in the Summary Prospectus, Statutory Prospectus and Statement of Additional Information are amended accordingly.

DundeeWealth US, LP (the “Adviser”) has also changed its name to “Scotia Institutional Investments US, LP” effective November 1, 2013. There will be no changes to the portfolio management of the Smith Fund as a result of the name change of the Adviser. All references to the Adviser contained in the Summary Prospectus, Statutory Prospectus and Statement of Additional Information are amended accordingly.

Effective November 1, 2013, the website for the Smith Fund will be www.TheSIFunds.com

Please keep this Supplement with your records.